Common Stock	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Common Stock

Note 13 Common Stock

The Company is authorized to issue up to 121,000,000 shares of common stock with $0.0001 par value. Common stockholders are entitled to dividends if and when declared by the Board of Directors. As of December 31, 2025 and 2024, there were 36,920,226 and 36,688,266 shares issued and outstanding. No dividends on common stock had been declared by the Company.

As of December 31, 2025 and 2024, the Company had reserved shares of common stock for issuance as follows:

	2025	2024

Common Stock Outstanding	36,920,226	36,688,266
Warrants Outstanding	14,107,989	14,107,989
Contingent Earnout Shares	26,000,000	26,000,000
Performance Based Management Earnout	-	2,000,000
2023 Equity Incentive Plan Available for Future Issuance	2,542,011	2,773,971
Employee Stock Purchase Plan Available for Future Issuance	1,000,000	1,000,000
Total	80,570,226	82,570,226